Schedule of Deferred Tax Asset And Liability (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
MSE:
Provision for allowance of credit losses	$ 150	$ 2,256
Net operating loss carryforward	281,951	192,953
Total deferred tax assets	282,101	195,209
Less: valuation allowance	(281,951)	(192,953)
Deferred tax assets, net	150	2,256
MSHK:
Property and equipment	(9,038)	(530)
Right-of-use assets – finance lease	(18,490)	(22,218)
Total deferred tax liabilities – equipment and right-of-use assets – finance lease	(27,528)	(22,748)
Deferred tax assets - provision for allowance of credit losses	26,650	19,581
Deferred tax liabilities, net	(878)	(3,167)
Deferred tax assets (liabilities), net	$ (728)	$ (911)